Subsequent Event (Details) ¥ in Thousands		12 Months Ended
	Apr. 12, 2024 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsequent Event
Share repurchase | ¥		¥ 446,636	¥ 1,060,353
Subsequent Event
Subsequent Event
Share repurchase (in shares) | shares	400,000
Share repurchase | $	$ 966,137